Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable operating leases with initial lease terms longer than one year as of December 31, 2012 are as follows (in millions):

(In millions)
2013	$21.5
2014	16.7
2015	11.6
2016	7.9
2017	6.3
Thereafter	12.4
Total	$76.4